Consolidated Statements of Equity - USD ($) $ in Millions	Total	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest	Cumulative effect of adoption	Cumulative effect of adoption Total	Cumulative effect of adoption Accumulated Deficit	Cumulative effect of adoption Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2019	$ 11,565	$ 11,552	$ 2	$ 7,809	$ 2,145	$ 1,596	$ 13	$ (32)	$ (32)	$ (32)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend to parent company	(2,149)	(2,149)			(2,149)
Net income (loss)	(760)	(759)			(759)		(1)
Other comprehensive income (loss)	2,999	2,999				2,999
Other	20	32		32			(12)
Ending balance at Dec. 31, 2020	$ 11,643	11,643	2	7,841	(795)	4,595	0	$ (3,783)	$ (3,783)	$ (2,689)	$ (1,094)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting standards update [extensible enumeration]	Accounting Standards Update 2018-12 [Member]
Dividend to parent company	$ (8)	(8)			(8)
Capital contribution from parent company	750	750		750
Net income (loss)	1,110	1,110			1,110
Other comprehensive income (loss)	(2,185)	(2,185)				(2,185)
Other	(45)	(45)		(45)
Ending balance at Dec. 31, 2021	7,483	7,483	2	8,546	(2,381)	1,316	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend to parent company	(967)	(967)			(967)
Net income (loss)	1,594	1,594			1,594
Other comprehensive income (loss)	(9,171)	(9,171)				(9,171)
Other	(13)	(13)		(10)	(3)
Ending balance at Dec. 31, 2022	$ (1,074)	$ (1,074)	$ 2	$ 8,536	$ (1,757)	$ (7,855)	$ 0